Segment reporting - Non-current assets excluding financial instruments and deferred taxes by geography (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of geographical areas [line items]
Property and equipment	$ 1,065	$ 1,146	$ 786
Right-of-use assets	1,846	2,920	1,462
Intangible assets	4,418	8,476	12,977
Goodwill	1,836	1,836	$ 1,836	$ 1,501
Long-term deferred platform commission fees	67,110	73,996
Non-current assets	76,275	88,374
Cyprus
Disclosure of geographical areas [line items]
Property and equipment	891	991
Right-of-use assets	1,451	2,667
Intangible assets	4,394	8,449
Goodwill	1,836	1,836
Long-term deferred platform commission fees	67,110	73,996
Non-current assets	75,682	87,939
Armenia
Disclosure of geographical areas [line items]
Property and equipment	116	91
Right-of-use assets	395	253
Intangible assets	20	21
Non-current assets	531	365
Kazakhstan
Disclosure of geographical areas [line items]
Property and equipment	58	64
Intangible assets	4	6
Non-current assets	$ 62	$ 70